Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
26.	Subsequent Events
In January 2022, the Company acquired the remaining 45.78% equity interest in Shenzhen Lailai in exchange for 9,000,000 of the Company’s Class A ordinary shares. Upon completion of the transaction, the Company owns 100% equity interest in Shenzhen Lailai.